Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based incentive plan, shares	12,134	2,817	11,921
Additional Paid-In Capital
Stock-based incentive plan, shares	12,134	2,817	11,921
Retained Earnings (Accumulated Deficit)
Stock-based incentive plan, shares		2,817	11,921